Note 23 - Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of risk management strategy related to hedge accounting [text block]
	Consolidated Entity
	2026	2025
	A$	A$
Cash and cash equivalents (USD)	9,500,064	1,544,448
Trade and other payables (USD)	(781,106)	(495,145)
Trade and other payables (£GBP)	4,857	797
Trade and other payables (EUR)	(3,869)	-
Total exposure	8,719,945	1,050,099
		Fixed Interest
		Maturing in
	Floating	(A$)		Non-Interest
	Interest Rate	1 year		bearing	Total	Average
June 30, 2026	(A$)	or less	1-5 years	(A$)	(A$)	Interest Rate
Financial Assets
Cash and cash equivalents	37,270,928	-	-	47,034	37,317,962	3.037%
Trade and other receivables	-	-	-	7,699,157	7,699,157
Other current assets	-	32,028	-	10,765	42,793	4.400%

Total Financial Assets	37,270,928	32,028	-	7,756,957	45,059,912

Financial Liabilities
Trade and other payables	-	-	-	(2,026,246)	(2,026,246)
Lease liabilities	-	(55,175)	(138,290)	-	(193,465)

Total Financial Liabilities	-	(55,175)	(138,290)	(2,026,246)	(2,219,711)
		Fixed Interest
		Maturing in
	Floating	(A$)		Non-Interest
	Interest Rate	1 year		bearing	Total	Average
June 30, 2025	(A$)	or less	1-5 years	(A$)	(A$)	Interest Rate
Financial Assets
Cash and cash equivalents	30,698,308	(2,835)	-	2,463,169	33,158,642	3.130%
Trade and other receivables	-	-	-	3,937,607	3,937,607
Other current assets	-	7,531,050	-	10,765	7,541,815	4.400%

Total Financial Assets	30,698,308	7,528,215	-	6,411,541	44,638,064

Financial Liabilities
Trade and other payables	-	-	-	(2,575,490)	(2,575,490)
Lease liabilities	-	(66,912)	(88,545)	-	(155,457)

Total Financial Liabilities	-	(66,912)	(88,545)	(2,575,490)	(2,730,947)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Maturities of Financial Liabilities
			Greater than
			12 months
	Less than		and less than	Total contracted
2026	6 months	6-12 months	5 years	cash flows	Carrying amounts

Trade and other payables	(2,026,246)	-	-	(2,026,246)	(2,026,246)
Lease liabilities	(27,588)	(27,588)	(138,290)	(193,465)	(193,465)
Total	(2,053,834)	(27,588)	(138,290)	(2,219,711)	(2,219,711)
			Greater than
			12 months
	Less than		and less than	Total contracted
2025	6 months	6-12 months	5 years	cash flows	Carrying amounts

Trade and other payables	(2,575,490)	-	-	(2,575,490)	(2,575,490)
Lease liabilities	(33,456)	(33,456)	(88,545)	(155,457)	(155,457)
Total	(2,608,946)	(33,456)	(88,545)	(2,730,947)	(2,730,947)